Contingencies, commitments and restrictions on the distribution of profits - Contingencies (Details) € in Thousands, R$ in Thousands, $ in Millions								1 Months Ended	12 Months Ended
	Oct. 12, 2020 USD ($)	Dec. 03, 2019 USD ($)	Sep. 14, 2019 BRL (R$)	Aug. 27, 2019 BRL (R$)	Dec. 04, 2018 USD ($)	Nov. 30, 2015 ARS ($) installment	Nov. 17, 2015 BRL (R$)	Feb. 21, 2017 USD ($) installment	Dec. 31, 2021 BRL (R$)	Dec. 31, 2014 BRL (R$) item director	Dec. 31, 2013 item director	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 BRL (R$)	Sep. 10, 2021 EUR (€)	Feb. 02, 2021 USD ($)	Feb. 02, 2021 ARS ($)	Dec. 31, 2020 USD ($)	Nov. 10, 2020 USD ($)	Dec. 31, 2019 USD ($)
Schedule Of Contingencies [Line Items]
Total amount of loan												$ 1,439,603,000						$ 1,344,817,000		$ 1,208,344,000
Payments for extraordinary regime of regularization of tax obligations								$ 166,300,000
Number of monthly consecutive installments for payments of extraordinary regime | installment								60
Amount of identified three total payments | R$										R$ 858
Legal action to claiming for late payment of taxes. | R$			R$ 1,300
AA2000 civil proceedings
Schedule Of Contingencies [Line Items]
Legal proceedings, claim amount												800
Inframerica Concessionria do Aeroporto de Braslia S.A. ("ICAB") | Minimum
Schedule Of Contingencies [Line Items]
Legal action fines | R$									R$ 40,000
Inframerica Concessionria do Aeroporto de Braslia S.A. ("ICAB") | Maximum
Schedule Of Contingencies [Line Items]
Legal action fines | R$									R$ 150,000
AA2000
Schedule Of Contingencies [Line Items]
Number of tax assessments proceedings initiated | item										3	3
Number of tax assessments proceedings initiated with respect to income tax deductions from services rendered by third parties | director										2	2
Legal proceedings, claim payments						$ 18.4
Number of monthly consecutive installments for claim payments | installment						36
AA2000 | ARSA
Schedule Of Contingencies [Line Items]
Total amount of loan																$ 36,500,000	$ 120.6
Criminal proceeding against former director
Schedule Of Contingencies [Line Items]
Legal proceedings, number of defendant former director | director											2
Legal Proceeding For Breach Of Provision By ICAB
Schedule Of Contingencies [Line Items]
Legal proceedings, claim payments | R$							R$ 10,600
Tax Proceedings
Schedule Of Contingencies [Line Items]
Legal proceedings, claim payments | R$				R$ 17,000
Legal proceedings, claim amount | R$														R$ 5,000
Tax Proceedings | Terminal Aeroportuaria Guayaquil S.A. ("TAGSA")
Schedule Of Contingencies [Line Items]
Legal proceedings, claim payments	$ 900,000
Legal proceedings, claim amount																			$ 1,400,000
TAGSA legal proceedings | Inframerica Concessionria do Aeroporto de Braslia S.A. ("ICAB")
Schedule Of Contingencies [Line Items]
Legal proceedings, claim amount												4,500,000
Aeropuertos del Neuqu'n S.A. ("NQN") legal proceedings
Schedule Of Contingencies [Line Items]
Legal proceedings, claim payments		$ 5,300,000			$ 500,000
Italian Proceedings | ARSA
Schedule Of Contingencies [Line Items]
Cancellation of remaining debt												16,200,000
Italian Proceedings | ARSA | First contract
Schedule Of Contingencies [Line Items]
Contract expected price												$ 3,000,000
Repayment of contract expected price | €													€ 75,000		€ 72,000
Italian Proceedings | ARSA | Second contract
Schedule Of Contingencies [Line Items]
Contract expected price | €													8
Repayment of contract expected price | €													€ 90		€ 81,000